Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk
Schedule of liquidity risk

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liabilities	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	365	5,777	249	19,065	25,456	(12,445)	12,478	33	25,489
In one to two years	–	5,233	208	2,086	7,527	(1,012)	1,078	66	7,593
In two to three years	–	2,608	172	872	3,652	(34)	38	4	3,656
In three to four years	–	2,983	128	595	3,706	(103)	103	–	3,706
In four to five years	–	1,267	84	814	2,165	(32)	35	3	2,168
In more than five years	–	18,156	184	3,177	21,517	(1,436)	1,378	(58)	21,459
	365	36,024	1,025	26,609	64,023	(15,062)	15,110	48	64,071
Effect of interest	(15)	(7,982)	–	–	(7,997)	227	(249)	(22)	(8,019)
Effect of discounting, fair values and issue costs	–	(113)	(72)	(3,299)	(3,484)	63	7	70	(3,414)
31 December 2022	350	27,929	953	23,310	52,542	(14,772)	14,868	96	52,638

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liabilities	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	542	5,469	313	22,401	28,725	(11,302)	11,366	64	28,789
In one to two years	–	2,764	261	1,482	4,507	(100)	114	14	4,521
In two to three years	–	3,137	208	788	4,133	(164)	179	15	4,148
In three to four years	–	2,230	138	625	2,993	(924)	883	(41)	2,952
In four to five years	–	3,822	88	12	3,922	(949)	971	22	3,944
In more than five years	–	17,995	271	35	18,301	(1,507)	1,340	(167)	18,134
	542	35,417	1,279	25,343	62,581	(14,946)	14,853	(93)	62,488
Effect of interest	(27)	(8,270)	–	–	(8,297)	589	(644)	(55)	(8,352)
Effect of discounting, fair values and issue costs	–	(168)	(151)	(309)	(628)	44	(46)	(2)	(630)
31 December 2023	515	26,979	1,128	25,034	53,656	(14,313)	14,163	(150)	53,506

	Bank				Total	Derivative	Derivative	Total
	overdrafts			Trade	non-derivative	financial	financial	derivative
	and other	Bonds and	Lease	and other	financial	instruments	instruments	financial
	loans	bank loans	liabilities	payables	instruments	receivable	payable	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	345	3,045	396	22,501	26,287	(16,227)	16,282	55	26,342
In one to two years	–	3,437	345	1,086	4,868	(207)	250	43	4,911
In two to three years	–	3,670	266	105	4,041	(917)	956	39	4,080
In three to four years	–	3,978	170	750	4,898	(941)	1,044	103	5,001
In four to five years	–	3,780	117	–	3,897	(627)	489	(138)	3,759
In more than five years	–	19,929	406	–	20,335	(2,437)	2,583	146	20,481
	345	37,839	1,700	24,442	64,326	(21,356)	21,604	248	64,574
Effect of interest	(15)	(9,173)	–	–	(9,188)	808	(1,068)	(260)	(9,448)
Effect of discounting, fair values and issue costs	–	(153)	(248)	(207)	(608)	36	(95)	(59)	(667)
31 December 2024	330	28,513	1,452	24,235	54,530	(20,512)	20,441	(71)	54,459

Schedule of market risk

			2024			2023			2022
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Current	2,346	330	2,676	2,885	2,515	5,400	2,476	3,066	5,542
Non-current	26,151	1,468	27,619	23,222	–	23,222	21,511	2,179	23,690
Total	28,497	1,798	30,295	26,107	2,515	28,622	23,987	5,245	29,232
Financial assets
Fixed deposits	–	–	–	–	–	–	64	–	64
Cash collateral pledged to counterparties	–	129	129	–	102	102	–	162	162
Cash and cash equivalents	–	5,488	5,488	–	5,840	5,840	250	5,916	6,166
Total	–	5,617	5,617	–	5,942	5,942	314	6,078	6,392

Schedule of market risk on equity securities

	2024	2023	2022
	$m	$m	$m
Equity securities at fair value through Other comprehensive income (Note 12)	1,632	1,530	1,056
Non-current fixed income securities at fair value through profit or loss (Note 12)	–	–	10
Total	1,632	1,530	1,066

Schedule of foreign currency risk

		Interest rates		Exchange rates
31 December 2022	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,317	(1,490)	81	(89)
Impact on profit: gain/(loss) ($m)	–	–	26	(15)
Impact on equity: gain/(loss) ($m)	–	–	55	(74)

		Interest rates		Exchange rates
31 December 2023	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,361	(1,534)	196	(212)
Impact on profit: gain/(loss) ($m)	–	–	134	(128)
Impact on equity: gain/(loss) ($m)	–	–	62	(83)

		Interest rates		Exchange rates
31 December 2024	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,407	(1,561)	11	(20)
Impact on profit: (loss)/gain ($m)	–	–	(117)	133
Impact on equity: gain/(loss) ($m)	–	–	128	(152)

Schedule of offsetting of financial assets and liabilities

		Related amounts not offset
	Gross financial	Subject to master	Financial	Net
	assets/(liabilities)	netting agreement	instrument collateral	Amount
31 December 2022	$m	$m	$m	$m
Financial assets
Derivatives	161	(29)	(61)	71
Other investments[1]	162	–	(161)	1
Total assets	323	(29)	(222)	72

Financial liabilities
Derivatives	(257)	29	161	(67)
Other payables[1]	(89)	–	61	(28)
Total liabilities	(346)	29	222	(95)

		Related amounts not offset
	Gross financial	Subject to master	Financial	Net
	assets/(liabilities)	netting agreement	instrument collateral	Amount
31 December 2023	$m	$m	$m	$m
Financial assets
Derivatives	344	(107)	(203)	34
Other investments[1]	102	–	(65)	37
Total assets	446	(107)	(268)	71

Financial liabilities
Derivatives	(194)	107	65	(22)
Other payables[1]	(215)	–	203	(12)
Total liabilities	(409)	107	268	(34)

		Related amounts not offset
	Gross financial	Subject to master	Financial	Net
	assets/(liabilities)	netting agreement	instrument collateral	Amount
31 December 2024	$m	$m	$m	$m
Financial assets
Derivatives	236	(45)	(169)	22
Other investments[1]	129	–	(112)	17
Total assets	365	(45)	(281)	39

Financial liabilities
Derivatives	(165)	45	112	(8)
Other payables[1]	(181)	–	169	(12)
Total liabilities	(346)	45	281	(20)

1	Balances are collateral pledged/received.

Schedule of the movement in provisions for trade receivables

	2024	2023	2022
	$m	$m	$m
At 1 January	45	59	23
Net movement recognised in the Consolidated Statement of Comprehensive Income	(3)	(14)	37
Amounts utilised, exchange and other movements	(9)	–	(1)
At 31 December	33	45	59

Schedule of Group's continuing hedge relationships

The following table represents the Group’s continuing designated hedge relationships under IFRS 9.

2022

			Other comprehensive income
					Fair value
					(gain)/loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2022	to OCI	statement	2022	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Cash flow hedges – foreign currency and interest rate risk[1,3,4]
Cross-currency interest rate swaps – Euro bonds	EUR 1,700m	(160)	27	118	(111)	34	2026	1.14	USD 2.85%
FX Forwards − short-term FX risk	USD 1,126m	(12)	(12)	(14)	38	12	2023	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2022		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	55	(62)	7	–	(55)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	(4)	2	2	–	4	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	420	(238)	(50)	–	(288)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	846	(50)	(52)	–	(102)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 2,093m	(2,093)	1,832	384	–	2,216	–	–	–

2023

			Other comprehensive income
					Fair value
					(gain)/loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2023	to OCI	statement	2023	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Cash flow hedges – foreign currency and interest rate risk[1,3,4]
Cross-currency interest rate swaps – Euro bonds	EUR 3,200m	49	34	(210)	139	(37)	2027	1.10	USD 3.80%
FX Forwards − short-term FX risk	USD 2,009m	15	12	(33)	6	(15)	2024	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2023		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	100	(55)	(45)	–	(100)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	(1)	4	(3)	–	1	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	444	(288)	24	–	(264)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	881	(102)	33	–	(69)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 1,937m	(1,937)	2,216	(81)	–	2,135	–	–	–

2024

			Other comprehensive income
					Fair value
					(gain)/loss
			Opening	Fair value	recycled	Closing
	Nominal		balance	(gain)/loss	to the	balance			Average
	amounts	Carrying	1 January	deferred	Income	31 December	Average	Average	pay
	in local	value	2024	to OCI	statement	2024	maturity	USD FX	interest
	currency	$m	$m	$m	$m	$m	year	rate	rate
Cash flow hedges – foreign currency and interest rate risk[1,3,4]
Cross-currency interest rate swaps – Euro bonds	EUR 2,300m	(36)	(37)	151	(180)	(66)	2029	1.08	USD 4.24%
FX Forwards − short-term FX risk	USD 2,252m	4	(15)	8	3	(4)	2025	–	–
Net investment hedge – foreign exchange risk[2,3]
Transactions matured pre-2024		–	(527)	–	–	(527)	–	–	–
Cross-currency interest rate swap – JPY investment	JPY 58.3bn	146	(100)	(45)	–	(145)	2029	108.03	JPY 1.53%
Cross-currency interest rate swap – CNY investment	CNY 458m	2	1	(4)	–	(3)	2026	6.68	CNY 4.80%
Foreign currency borrowing – GBP investment	GBP 350m	438	(264)	(7)	–	(271)	2031	n/a	GBP 5.75%
Foreign currency borrowing – EUR investment[5]	EUR 800m	829	(69)	(52)	–	(121)	2029	n/a	EUR 0.38%
Contingent consideration liabilities and Acerta Pharma share purchase liability – AZUK and AZAB USD investments	USD 1,367m	(1,367)	2,135	181	–	2,316	–	–	–

1	Hedge ineffectiveness recognised on swaps designated in a cash flow hedge during the period was $nil (2023: $nil; 2022: $nil).
2	Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil (2023: $nil; 2022: $nil).
3	Fair value movements on cross-currency interest rate swaps in cash flow hedge and net investment hedge relationships are shown inclusive of the impact of costs of hedging.
4	Nominal amount of FX forwards in a cash flow hedge of $2,252m represents the USD equivalent notional of the FX forwards. By currency, the nominal amounts were SEK 10,792m at FX rate 10.9999, JPY 31,013m at 156.195, GBP 168m at 0.7962 and EUR 375m at 0.9605. All FX forwards in a cash flow hedge mature on 27 January 2025.
5	The EUR 800m 0.375% 2029 Non-callable bond is designated in a net investment hedge of the foreign currency exposure in relation to an equivalent amount of EUR-denominated net assets.

Schedule of hedge ineffectiveness

		Change in fair value	Change in fair value	Hedge
	Nominal	of hedging instrument	of hedged item	ineffectiveness
	amounts in	used to calculate	used to calculate	recognised in
As at 31 December 2024	currency	ineffectiveness	ineffectiveness	profit and loss
Interest rate and foreign currency risk on finance debt	EUR 1,400m	(56)	54	(2)

Credit risk assets
Financial risk
Schedule of credit risk

Current assets

	2024	2023	2022
	$m	$m	$m
Cash at bank and in hand	1,215	1,325	1,411
Money market liquidity funds	4,177	4,425	4,486
Other short-term cash equivalents	96	90	269
Total Cash and cash equivalents (Note 17)	5,488	5,840	6,166
Fixed income securities at fair value through profit or loss (Note 12)	37	20	13
Cash collateral pledged to counterparties (Note 12)	129	102	162
Fixed deposits (Note 12)	–	–	64
Total derivative financial instruments (Note 13)	54	116	87
Current assets subject to credit risk	5,708	6,078	6,492

Non-current assets

	2024	2023	2022
	$m	$m	$m
Derivative financial instruments (Note 13)	182	228	74
Non-current assets subject to credit risk	182	228	74

Trade receivables
Financial risk
Schedule of credit risk

		0-90 days	90-180 days	Over 180 days
31 December 2022	Current	past due	past due	past due	Total
Expected loss rate	0.03%	0.3%	32.0%	40.6%
Gross carrying amount ($m)	6,791	331	50	99	7,271
Loss allowance ($m)	2	1	16	40	59

		0-90 days	90-180 days	Over 180 days
31 December 2023	Current	past due	past due	past due	Total
Expected loss rate	0.01%	0.3%	0.8%	15.0%
Gross carrying amount ($m)	7,709	342	121	280	8,452
Loss allowance ($m)	1	1	1	42	45

		0-90 days	90-180 days	Over 180 days
31 December 2024	Current	past due	past due	past due	Total
Expected loss rate	0.01%	0.6%	3.5%	7.0%
Gross carrying amount ($m)	7,679	171	86	399	8,335
Loss allowance ($m)	1	1	3	28	33